TANGIBLE ASSETS - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Assets received in total or partial settlement of payment obligations of debtors in other movements	$ 17
Tangible assets	7,243,441	$ 6,995,890	$ 7,235,441
Property, plant and equipment for own-use and given in operating lease	4,680,543	4,521,792
Right-of-use assets	1,351,624	1,336,957
Banco de Occidente S.A.
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Disposals, investment property		(6,704)
Banco de Bogota S.A.
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Disposals, property, plant and equipment	(51,499)	(25,400)
Disposals, investment property	(4,013)	(41,412)
Banco AV Villas S A
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Disposals, property, plant and equipment		(33,053)
Banco Popular S.A.
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Disposals, property, plant and equipment		(114,771)
Disposals, investment property	(1,196)	(21,459)
BAC Holding International Corp | Ifrs Discontinued Operations, Disposed of by Means Other than Sale, Spinoff [Member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets				$ 1,899,743
Property, plant and equipment				1,361,821
Right-of-use assets				$ 537,922
Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Capitalized expenses	4,250	802	2,113
Borrowing costs capitalized	12,666	9,769
Decommissioning cost	$ 799	$ 1,723	666
Capitalized interest rate	14.87%	11.82%
Tangible assets	$ 4,600,105	$ 4,427,803	4,730,242
Additions other than through business combinations, tangible assets, transferred from concession arrangements			14,532
Investment property [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Assets received in total or partial settlement of payment obligations of debtors	37,049	56,144	64,429
Tangible assets	972,935	906,469	880,963
Biological assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	238,339	230,672	212,630
Gross carrying amount [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	11,157,542	10,630,546	10,746,735		$ 14,281,283
Purchases or capitalized expenses	891,358	910,673	840,715
Gross carrying amount [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	7,368,175	7,113,556	7,456,503		10,385,357
Purchases or capitalized expenses	631,313	561,009	477,795
Gross carrying amount [member] | Investment property [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	972,935	906,469	880,963		852,935
Purchases or capitalized expenses	37,859	56,307	70,081
Gross carrying amount [member] | Biological assets [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	238,339	230,672	212,630		154,986
Purchases or capitalized expenses	26,572	26,118	28,368
Accumulated impairment [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	(7,344)	(5,751)	(5,747)		(5,736)
Accumulated impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Tangible assets	$ (7,290)	$ (5,341)	$ (5,372)		$ (5,580)